Accounts receivable - Change in allowances - Grupo Mexicana (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable
Allowance for doubtful accounts current	$ 38,223	$ 67,482	$ 67,733	$ 184,579